Consolidated Statement of Changes in Equity - EUR (€) € in Thousands	Share capital	Share premium account	Translation differences	Other reserves	Accumulated losses	Total
Balance at beginning of period at Dec. 31, 2015	€ 185,399	€ 357,402	€ (467)	€ (18)	€ (177,317)	€ 364,999
Net income / loss (-)					54,012	54,012
Other comprehensive income (loss)			(623)	(982)		(1,605)
Total comprehensive income (loss)			(623)	(982)	54,012	52,406
Share-based compensation					11,034	11,034
Issue of new shares	36,575	289,696				326,271
Share issue costs	(269)					(269)
Exercise of warrants	2,223	2,037				4,261
Balance at end of period at Dec. 31, 2016	223,928	649,135	(1,090)	(1,000)	(112,272)	758,701
Net income / loss (-)					(115,704)	(115,704)
Other comprehensive income (loss)			(664)	(260)		(924)
Total comprehensive income (loss)			(664)	(260)	(115,704)	(116,629)
Share-based compensation					16,536	16,536
Issue of new shares	23,331	340,593				363,924
Share issue costs	(15,837)					(15,837)
Exercise of warrants	1,992	3,296				5,288
Balance at end of period at Dec. 31, 2017	233,414	993,025	(1,754)	(1,260)	(211,441)	1,011,983
Change in accounting policy | IFRS 15					(83,220)	(83,220)
Change in accounting policy | IFRS 9				619	(619)
Restated total equity	233,414	993,025	(1,754)	(641)	(295,280)	928,766
Net income / loss (-)					(29,259)	(29,259)
Other comprehensive income (loss)			197	(94)		103
Total comprehensive income (loss)			197	(94)	(29,259)	(29,155)
Share-based compensation					26,757	26,757
Issue of new shares	16,021	280,167				296,188
Share issue costs	(15,964)					(15,964)
Exercise of warrants	3,069	4,588				7,657
Balance at end of period at Dec. 31, 2018	€ 236,540	€ 1,277,780	€ (1,557)	€ (735)	€ (297,779)	€ 1,214,249